Trading assets and liabilities	12 Months Ended
Dec. 31, 2019
Trading assets and liabilities
Trading assets and liabilities

9 Trading assets and liabilities

Trading assets and liabilities comprise assets and liabilities held at fair value in trading portfolios.

	2019	2018
Assets	£m	£m
Loans
Reverse repos	24,095	24,759
Collateral given	20,579	19,036
Other loans	1,947	1,308
Total loans	46,621	45,103
Securities
Central and local government
- UK	4,897	6,834
- US	5,458	4,689
- other	14,902	13,498
Financial institutions and Corporate	4,867	4,995
Total securities	30,124	30,016
Total	76,745	75,119

Liabilities
Deposits
Repos	27,885	25,645
Collateral received	21,509	20,187
Other deposits	1,606	1,788
Total deposits	51,000	47,620
Debt securities in issue	1,762	903
Short positions	21,187	23,827
Total	73,949	72,350